Average Annual Total Returns - MCI - Victory Integrity Mid-Cap Value Fund	Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	5.23%	9.85%	9.98%	[1]	4.51%	8.98%	9.33%	[1]	3.42%	7.62%	8.05%	[1]	4.96%	9.73%	10.12%

[1]	Inception date of Class Y shares is July 5, 2011